Note 4 - Vessels, Net (Details Textual)	May 03, 2022 USD ($)	Apr. 26, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of Vessels Used As Collateral			14
Property, Plant and Equipment, Net, Total			$ 233,602,546	$ 176,111,486
Number of Vessels Unencumbered			4
Vessels [Member]
Property, Plant and Equipment, Net, Total			$ 158,369,761
M/V Seaspan Melbourne [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 17,500,000
Payments to Make Property, Plant and Equipment Available for Use	108,594
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs	33,367,835
Seaspan Melbourne, Vessels [Member]
Payments to Acquire Property, Plant, and Equipment, Total	33,259,241
Seaspan Melbourne, In-place Attached Time Charter [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 15,759,241
M/V Seaspan Manila [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 17,500,000
Payments to Make Property, Plant and Equipment Available for Use		995,823
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs		31,036,029
Seaspan Manila, Vessels [Member]
Payments to Acquire Property, Plant, and Equipment, Total		30,040,206
Seaspan Manila, In-place Attached Time Charter [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 12,540,206